Receipts in Advance and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2012
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Schedule of Receipts in Advance and Deferred Revenue

	As of December 31, (in thousands)
	2011	2012
Receipts in advance	$23,185	$15,074
Deferred revenue	28,715	28,585

Total	$51,900	$43,659